Financial risk management - Summary Of Percentage Of Change In Currency Exchange Rate (Detail) - US Dollar - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Five Percent Currency Devaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	5.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (27,837)	S/ (746)
Ten Percent Currency Devaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	10.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (55,674)	(1,492)
Fifteen Percent Currency Devaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	15.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (83,511)	(2,238)
Five Percent Currency Revaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	5.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 27,837	746
Ten Percent Currency Revaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	10.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 55,674	1,492
Fifteen Percent Revaluation Devaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Sensitivity analysis of (Devaluation) Revaluation	S/ 83,511	S/ 2,238
Fifteen Percent Currency Revaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	15.00%